2a. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and equipment
	USEFUL LIVES	2013	2012

Furniture and Fixtures	5 years	$1,060,084	$955,673
Leasehold Improvements	5 years	4,084	4,084
		1,064,168	959,757
Less Accumulated Depreciation		596,035	378,190
		$466,772	$581,567